Marketable Securities and Securities Investments (Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	¥ 738,498	¥ 237,149
Available-for-sale securities, less than 12 months, unrealized losses	(40,593)	(3,242)
Available-for-sale securities, 12 months or more, fair value	100,538	49,499
Available-for-sale securities, 12 months or more, unrealized losses	(929)	(129)
Available-for-sale securities, fair value, total	839,036	286,648
Available-for-sale securities, unrealized losses, total	(41,522)	(3,371)
Japanese national government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	485,941	51,746
Available-for-sale securities, less than 12 months, unrealized losses	(18,418)	(539)
Available-for-sale securities, 12 months or more, fair value	29,424	2,032
Available-for-sale securities, 12 months or more, unrealized losses	(191)	(27)
Available-for-sale securities, fair value, total	515,365	53,778
Available-for-sale securities, unrealized losses, total	(18,609)	(566)
Japanese local government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	20,421	25,010
Available-for-sale securities, less than 12 months, unrealized losses	(8)	(10)
Available-for-sale securities, 12 months or more, fair value	15,256	16,340
Available-for-sale securities, 12 months or more, unrealized losses	(12)	(23)
Available-for-sale securities, fair value, total	35,677	41,350
Available-for-sale securities, unrealized losses, total	(20)	(33)
Japanese corporate bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	73,238	62,118
Available-for-sale securities, less than 12 months, unrealized losses	(925)	(548)
Available-for-sale securities, 12 months or more, fair value	42,310	10,694
Available-for-sale securities, 12 months or more, unrealized losses	(550)	(19)
Available-for-sale securities, fair value, total	115,548	72,812
Available-for-sale securities, unrealized losses, total	(1,475)	(567)
Foreign government bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	128,085
Available-for-sale securities, less than 12 months, unrealized losses	(20,800)
Available-for-sale securities, 12 months or more, fair value	1,522	1,537
Available-for-sale securities, 12 months or more, unrealized losses	(19)	(14)
Available-for-sale securities, fair value, total	129,607	1,537
Available-for-sale securities, unrealized losses, total	(20,819)	(14)
Foreign corporate bonds
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	29,651	86,220
Available-for-sale securities, less than 12 months, unrealized losses	(302)	(2,133)
Available-for-sale securities, 12 months or more, fair value	12,026	18,896
Available-for-sale securities, 12 months or more, unrealized losses	(157)	(46)
Available-for-sale securities, fair value, total	41,677	105,116
Available-for-sale securities, unrealized losses, total	(459)	(2,179)
Other
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	1,162	12,055
Available-for-sale securities, less than 12 months, unrealized losses	(140)	(12)
Available-for-sale securities, fair value, total	1,162	12,055
Available-for-sale securities, unrealized losses, total	¥ (140)	¥ (12)